Balance Sheet Components - Summary of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Accounts receivable	$ 148,917	$ 260,476	$ 202,546
Allowance for doubtful accounts	(349)	(934)	(212)
Rebates	(17,119)
Sales return reserves	(9,407)
Accounts receivable, net	$ 122,042	$ 259,542	$ 202,334